ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE I - CONDENSED STATEMENTS OF OPERATIONS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Operating costs and expenses	¥ (12,081,746)	$ (1,751,688)	¥ (9,849,446)	¥ (9,773,796)
Foreign exchange losses	(160,225)	(23,230)	35,549	101,534
Other income, net	268,000	38,856	64,590	112,884
Net income before taxes	4,742,372	687,580	7,022,709	4,081,745
Income tax expenses	(736,804)	(106,827)	(1,258,196)	(586,036)
Net income attributable to shareholders of the Company	4,005,568	580,753	5,764,513	3,495,709
Net income attributable to ordinary shareholders of the Company	4,024,173	583,450	5,781,725	3,496,606
360 Finance, Inc | Reportable legal entities
Operating costs and expenses	(17,288)	(2,507)	(51,233)	(16,453)
Interest loss	(16,258)	(2,357)	(5,383)	(2,349)
Foreign exchange losses	(8,173)	(1,185)	(133)	(376)
Other income, net	7,674	1,113		15,148
Net loss before taxes and income from equity in subsidiaries and VIEs	(34,045)	(4,936)	(56,749)	(4,030)
Equity in earnings of subsidiaries and VIEs	4,058,218	588,386	5,838,474	3,500,636
Net income before taxes	4,024,173	583,450	5,781,725	3,496,606
Net income attributable to shareholders of the Company	4,024,173	583,450	5,781,725	3,496,606
Net income attributable to ordinary shareholders of the Company	¥ 4,024,173	$ 583,450	¥ 5,781,725	¥ 3,496,606